Property and equipment - Changes in property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property and equipment
Balance at the beginning	R$ 369,942	R$ 167,547
Changes in property and equipment	103,399	76,534
Write-offs	(5,277)	(17,566)
Contractual adjustment	6,170	5,440
Depreciation, property, plant and equipment	(90,745)	(21,626)
Exchange rate changes	(2,085)	3,622
Transfer	0
Business Combination		155,992
Balance at the end	381,404	369,942
Furniture and Equipment
Changes in property and equipment
Balance at the beginning	212,298	25,138
Changes in property and equipment	63,553	49,163
Write-offs	(974)	(3,263)
Contractual adjustment	0	0
Depreciation, property, plant and equipment	(56,506)	(16,500)
Exchange rate changes	(2,085)	3,622
Transfer	0
Business Combination		154,139
Balance at the end	216,286	212,298
Communication and network equipment [member]
Changes in property and equipment
Balance at the beginning	16,853
Balance at the end	19,627	16,853
Construction in progress [member]
Changes in property and equipment
Balance at the beginning	4,580	2,020
Changes in property and equipment	1,408	2,515
Write-offs	(19)	0
Contractual adjustment	0	0
Depreciation, property, plant and equipment	0	0
Exchange rate changes	0	0
Transfer	(1,616)
Business Combination		45
Balance at the end	4,353	4,580
Right-of-use assets [member]
Changes in property and equipment
Balance at the beginning	101,027	108,680
Changes in property and equipment	31,785	1,813
Write-offs	(3,275)	(14,303)
Contractual adjustment	6,170	5,440
Depreciation, property, plant and equipment	(29,221)	(603)
Exchange rate changes	0	0
Transfer	0
Business Combination		0
Balance at the end	106,486	101,027
Buildings [member]
Changes in property and equipment
Balance at the beginning	35,184	28,166
Changes in property and equipment	1,779	9,489
Write-offs	(74)	0
Contractual adjustment	0	0
Depreciation, property, plant and equipment	(3,853)	(4,279)
Exchange rate changes	0	0
Transfer	1,616
Business Combination		1,808
Balance at the end	34,652	35,184
Data processing systems [Member]
Changes in property and equipment
Balance at the beginning	16,853	3,543
Changes in property and equipment	4,874	13,554
Write-offs	(935)	0
Contractual adjustment	0	0
Depreciation, property, plant and equipment	(1,165)	(244)
Exchange rate changes	0	0
Transfer	0
Business Combination		0
Balance at the end	R$ 19,627	R$ 16,853